GOODWILL AND INTANGIBLE ASSETS, NET - Narrative (Q3) (Details) - USD ($)	3 Months Ended			4 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2020	Apr. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Goodwill and Intangible Assets [Line Items]
Decrease in estimated fair value of real estate properties, percentage				14.00%
Impairment of goodwill			$ 33,267,143		$ 0	$ 0	$ 33,267,143	$ 33,267,143
Intangible assets amortization expense	$ 471,790	$ 446,921			1,397,529		1,372,910	$ 1,833,054	$ 0
Impairment of intangible assets (excluding goodwill)			$ 1,305,260
Estimated amortization expense, April to December 2021	476,456				476,456
Estimated amortization expense, 2022	1,905,826				1,905,826
Estimated amortization expense, 2023	815,228				815,228
Estimated amortization expense, 2024	$ 728,499				$ 728,499
Investor list, net
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of intangible assets (excluding goodwill)							$ 1,305,260